Derivative Instruments and Hedging Activities - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	$ (15,054)	$ (3,882)	$ (23,383)	$ (13,897)
Unrealized gains (losses)	17,569	1,704	38,201	5,522
Realized and unrealized loss on non-designated derivative instruments (note 10)	2,515	(2,178)	14,818	(8,375)
Unrealized gains (losses)			12,313	(21,525)
Foreign Currency Gain (Loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized and unrealized loss on non-designated derivative instruments (note 10)	(49)	18,925	2,537	25,176
Realized gains (losses)	(44,015)	(1,598)	(47,197)	(32,952)
Unrealized gains (losses)	43,966	20,523	49,734	58,128
Interest rate swap agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(3,062)	(4,528)	(11,850)	(13,813)
Unrealized gains (losses)	19,278	1,775	38,698	4,211
Realized and unrealized loss on non-designated derivative instruments (note 10)	16,216	(2,753)	26,848	(9,602)
Interest rate swaption agreements
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	0	0	0	0
Unrealized gains (losses)	0	285	2	427
Realized and unrealized loss on non-designated derivative instruments (note 10)	0	285	2	427
Interest rate swaption agreements termination
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	(13,681)	0	(13,681)	(610)
Unrealized gains (losses)	0	0	0	0
Realized and unrealized loss on non-designated derivative instruments (note 10)	(13,681)	0	(13,681)	(610)
Toledo Spirit time-charter derivative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	1,689	646	2,148	526
Unrealized gains (losses)	(1,709)	(356)	(499)	884
Realized and unrealized loss on non-designated derivative instruments (note 10)	(20)	290	1,649	1,410
Cross-currency swap agreements | Foreign Currency Gain (Loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized and unrealized loss on non-designated derivative instruments (note 10)	42,222	18,925	44,808	50,909
Realized gains (losses)	(1,744)	(1,598)	(4,926)	(7,219)
Unrealized gains (losses)	43,966	20,523	49,734	58,128
Cross-currency swap agreements termination | Foreign Currency Gain (Loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized and unrealized loss on non-designated derivative instruments (note 10)	(42,271)	0	(42,271)	(25,733)
Realized gains (losses)	(42,271)	0	(42,271)	(25,733)
Unrealized gains (losses)	$ 0	$ 0	$ 0	$ 0